Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 81,151	$ 49,292
Restricted cash	5,307	7,366
Accounts receivable, net	12,810	20,933
Due from related parties, short term	13,931	25,047
Prepaid expenses and other current assets	6,534	4,644
Total current assets	119,733	107,282
Vessels, net	1,250,043	1,306,923
Goodwill	1,579	1,579
Other long-term assets	900	900
Deferred dry dock and special survey costs, net	20,871	10,172
Investment in affiliates	125,062	196,695
Due from related parties, long-term	54,593	80,068
Total non-current assets	1,453,048	1,596,337
Total assets	1,572,781	1,703,619
Current liabilities
Accounts payable	3,862	4,855
Accrued expenses	12,211	11,047
Due to related parties, short-term	17,107	0
Deferred revenue	5,028	8,519
Current portion of long-term debt, net of deferred finance costs	36,410	55,000
Total current liabilities	74,618	79,421
Long-term debt, net of current portion, premium and net of deferred finance costs	1,028,959	1,040,938
Deferred gain on sale of assets	6,729	7,829
Total non-current liabilities	1,035,688	1,048,767
Total liabilities	1,110,306	1,128,188
Commitments and contingencies
Puttable common stock 0 and 250,000 shares issued and outstanding with $0 and $2,500 redemption amount as of December 31, 2017 and December 31, 2016, respectively	0	2,500
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 1,000 series C shares issued and outstanding as of December 31, 2017 and December 31, 2016	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 152,107,905 and 150,582,990 issued and outstanding as of December 31, 2017 and December 31, 2016, respectively	15	15
Additional paid-in capital	518,071	541,720
(Accumulated deficit)/ Retained earnings	(55,611)	31,196
Total stockholders' equity	462,475	572,931
Total liabilities and stockholders' equity	$ 1,572,781	$ 1,703,619